Revenue - Schedule of Analysis of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [Line Items]
Revenue	$ 5,000		$ 45,726
Sales of intellectual property [Member]
Revenue [Line Items]
Revenue			45,726
Sales of an exclusive option [Member]
Revenue [Line Items]
Revenue	$ 5,000